SIGNIFICANT ACCOUNTING POLICIES, ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SIGNIFICANT ACCOUNTING POLICIES, ESTIMATES AND JUDGMENTS [Text Block]
3. SIGNIFICANT ACCOUNTING POLICIES, ESTIMATES AND JUDGMENTS

The preparation of audited consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions about future events that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Although these estimates are based on management’s best knowledge of the amounts, events or actions, actual results may differ from these estimates.

In preparing the Company’s consolidated financial statements for the years ended December 31, 2017 and 2016, the Company applied the following significant accounting policies and associated significant estimates and critical judgments:

Business Combinations

Accounting Policy:
Acquisitions of businesses are accounted for using the acquisition method. The consideration of each business combination is measured, at the date of the exchange, as the aggregate of the fair value of assets given, liabilities incurred or assumed and equity instruments issued by the Company to the former owners of the acquiree in exchange for control of the acquiree. Acquisition-related costs incurred for the business combination are expensed. The acquiree’s identifiable assets, liabilities and contingent liabilities are recognized at their fair value at the acquisition date.

Goodwill arising on acquisition is recognized as an asset and initially measured at cost, being the excess of the consideration of the acquisition over the Company’s interest in the fair value of the net identifiable assets, liabilities and contingent liabilities recognized. If the Company’s interest in the fair value of the acquiree’s net identifiable assets, liabilities and contingent liabilities exceeds the cost of the acquisition, the excess is recognized in earnings or loss immediately. Goodwill may also arise as a result of the requirement under IFRS to record a deferred tax liability on the excess of the fair value of the acquired assets over their corresponding tax bases, with the corresponding offset recorded as goodwill.

Accounting Estimates and Judgments:
Determination of a Business

Determination of whether a set of assets acquired and liabilities assumed constitute a business may require the Company to make certain judgments, taking into account all facts and circumstances. A business consists of inputs, including non-current assets and processes, including operational processes, that when applied to those inputs have the ability to create outputs that provide a return to the Company and its shareholders.

Fair Value Estimates

In business combinations, it generally requires time to obtain the information necessary to identify and measure the following as of the acquisition date:
(i) The identifiable assets acquired and liabilities assumed;
(ii) The consideration transferred in exchange for an interest in the acquiree;
(iii) The resulting goodwill.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports in its consolidated financial statements provisional amounts for the items for which the accounting is incomplete.

During the measurement period, the Company will retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date. During the measurement period, the Company will also recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date and, if known, would have resulted in the recognition of those assets and liabilities as of that date. The measurement period ends as soon as the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable and shall not exceed one year from the acquisition date.

Goodwill

Accounting Policy:
Goodwill arising on the acquisition of a business is carried at cost as established at the date of the acquisition less accumulated impairment losses, if any. Goodwill is allocated to each of the Company’s cash-generating units that is expected to benefit from the synergies of the acquisition. A cash-generating unit to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognized directly in profit and loss in the consolidated statements of earnings or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods. As at December 31, 2017, the Company had $nil goodwill (2016 - $nil).

Foreign Currency

Accounting Policy:
The consolidated financial statements are presented in U.S. dollars. The individual financial statements of each entity are presented in their functional currency, which is the currency of the primary economic environment in which the entity operates.

Transactions in foreign currencies are translated into the entities’ functional currencies at the exchange rates at the date of the transactions. Monetary assets and liabilities of the Company’s operations denominated in a currency other than the U.S. dollar are translated using exchange rates prevailing at the date of the statement of financial position. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates on the dates of the transactions. Revenue and expense items are translated at the exchange rates in effect at the date of the underlying transaction, except for depletion and depreciation related to non-monetary assets, which are translated at historical exchange rates. Exchange differences are recognized in the statements of earnings or loss in the period in which they arise.

Accounting Estimates and Judgments:
Determination of Functional Currency

The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined that the functional currency of each entity is the U.S. dollar. Determination of functional currency may involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Revenue Recognition ( Note 5 )

Accounting Policy:
Revenue is recognized upon delivery when the following conditions are met:
• control, risk and rewards of ownership of products passes to the buyer;
• the amount of revenue and costs related to the transaction can be measured reliably; and
• it is probable that the economic benefits associated with the transaction will flow to the Company.

This occurs when significant risks and rewards of ownership have passed to the buyer, which is when insurance risk has passed to the customer and when the goods have been delivered to a contractually agreed location.

Revenue from the sale of precious metals, including by-products, is recorded net of charges for smelting and refining. Metals in doré sold to third parties are priced on delivery. Final weights and assays are adjusted on final settlement which is approximately one month after delivery. Metals in concentrate sold to third-party smelters are provisionally priced and settled on a predetermined future date, typically one month after delivery to the customer, based on the market price at that time. The contracts provide for provisional payment on delivery based upon provisional assays and quoted metal prices. Revenues are recorded under these contracts at the time risks and rewards of ownership pass from the Company to the buyer based on spot price on date of delivery, and subsequently adjusted to market price based on the expected date of the final settlement. As a result, the values of the Company’s concentrate receivables change as the underlying commodity market prices vary. This component of the contract is an embedded derivative, which is recorded at fair value with changes in fair value recorded in revenues and trade receivables. Adjustments to revenue for metal prices are recorded monthly and other adjustments related to the final settlement of impurity penalties, weights and assays are recorded on final settlement.

Revenue from the sale of coins, ingots and bullion is recorded when the products have been shipped and funds have been received. When cash was received from customers prior to shipping of the related finished goods, the amounts are recorded as unearned revenue until the products are shipped.

Inventories ( Note 12 )

Accounting Policy:
Mineral inventories, including stockpiled ore, work in process and finished goods, are valued at the lower of weighted average cost and estimated net realizable value. Cost includes all direct costs incurred in production including direct labour and materials, freight, depreciation and amortization and directly attributable overhead costs. Net realizable value is calculated as the estimated price at the time of sale based on prevailing and future metal prices less estimated future production costs to convert the inventories into saleable form.

Any write-downs of inventory to net realizable value are recorded as cost of sales. If there is a subsequent increase in the value of inventories, the previous write-downs to net realizable value are reversed to the extent that the related inventory has not been sold.

Stockpiled ore inventory represents ore that has been extracted from the mine and is available for further processing. Costs added to stockpiled ore inventory are valued based on current mining cost per tonne incurred up to the point of stockpiling the ore and are removed at the weighted average cost per tonne. Stockpiled ore tonnage is verified by periodic surveys and physical counts.

Work in process inventory includes precipitates, inventories in tanks and in the milling process. Finished goods inventory includes metals in their final stage of production prior to sale, including primarily doré and dried concentrates at our operations and finished goods in-transit.

Materials and supplies inventories are valued at the lower of weighted average cost and net realizable value. Costs include acquisition, freight and other directly attributable costs.

Exploration and Evaluation Expenditures ( Note 14 )

Accounting Policy:
Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activity includes:

• acquiring the rights to explore;
• researching and analyzing historical exploration data;
• gathering exploration data through topographical, geochemical and geophysical studies;
• exploratory drilling, trenching and sampling;
• determining and examining the volume and grade of the resource;
• surveying transportation and infrastructure requirements; and
• compiling pre-feasibility and feasibility studies.

Capitalization of exploration and evaluation expenditures commences on acquisition of a beneficial interest or option in mineral rights. Capitalized costs are recorded as mining interests at cost less impairment charges, if applicable. No amortization is charged during the exploration and evaluation phase as the asset is not available for use.

The majority of the Company’s exploration and evaluation expenditures focus on mineral deposits in proximity to its existing mining operations. Where the Company is acquiring a new property, the Company makes a preliminary evaluation to determine that the property has significant potential to develop an economic ore body.

Exploration and evaluation expenditures are transferred to development or producing mining interests when technical feasibility and commercial viability of the mineral resource have been demonstrated. Factors taken into consideration include:

• there is sufficient geological certainty of converting the mineral deposit into proven and probable reserves;
• life of mine plan and economic modeling support the economic extraction of such reserves and resources;
• for new properties, a scoping study and/or feasibility study demonstrates that the additional reserves and resources will generate a positive economic outcome; and
• operating and environmental permits exist or are reasonably assured as obtainable.

Exploration and evaluation expenditures remain as exploration mining interests and do not qualify as producing mining interests until the aforementioned criteria are met. Exploration and evaluation expenditures are transferred to development or producing mining interests when the technical feasibility and commercial viability of a mineral resource has been demonstrated according to the above mentioned factors.

Accounting Estimates and Judgments:
Economic recoverability and probability of future economic benefits of exploration, evaluation and development costs

Management has determined that exploratory drilling, evaluation, development and related costs incurred which were capitalized have potential future economic benefits and are potentially economically recoverable, subject to impairment analysis. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geologic and metallurgic information, history of conversion of mineral deposits to proven and probable reserves, scoping and feasibility studies, accessible facilities, existing permits and life of mine plans.

Mining Interests ( Note 14 )

Accounting Policy:
Exploration, development and field support costs directly related to mining interests are deferred until the property to which they directly relate is placed into production, sold, abandoned or subject to a condition of impairment. The deferred costs are amortized over the useful life of the ore body following commencement of production, or written off if the property is sold or abandoned. Administration costs and other exploration costs that do not relate to any specific property are expensed as incurred.

Upon commencement of commercial production, mining interests are depleted on a units-of-production basis over the estimated economic life of the mine. In applying the units of production method, depletion is determined using quantity of material extracted from the mine in the period as a portion of total quantity of material to be extracted in current and future periods based on reserves and resources considered to be highly probable to be economically extracted over the life of mine. If no published reserves and resources are available, the Company may rely on internal estimates of economically recoverable mineralized material, prepared on a basis consistent with that used for determining reserves and resources, for purpose of determining depletion.

From time to time, the Company acquires or disposes of properties pursuant to the terms of option agreements. Options are exercisable entirely at the discretion of the optionee with no obligation or sale until exercised or expired and, accordingly, are recorded as mineral property costs or recoveries when the payments are made or received.

Accounting Estimates and Judgments:
Depletion Rate for Mining Interests

Depletion expenses are allocated based on estimated useful life of the asset. Should the expected asset life and associated depletion rate differ from the initial estimate, the change in estimate would be made prospectively in the consolidated statements of earnings or loss.

Mineral Reserve and Resource Estimates

Mineral reserve and resource estimates affect the determination of recoverable value used in impairment assessments, the depletion and depreciation rates for non-current assets using the units of production method and the expected timing of reclamation and closure expenditures.

The figures for mineral reserves and mineral resources are determined in accordance with National Instrument 43 - 101 ("NI 43 - 101 ") Technical Report standards. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company’s control. Such estimation is a subjective process and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgments used in engineering and geological interpretation. Differences between management’s assumptions including economic assumptions such as metal prices and market conditions could have a material effect in the future on the Company’s financial position, results of operation and cash flows.

Property, Plant and Equipment ( Note 15 )

Accounting Policy:
Property, plant and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of property, plant and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and borrowing costs related to the acquisition or construction of qualifying assets.

Property, plant and equipment are depreciated using either the straight-line or units-of-production method over the shorter of the estimated useful life of the asset or the expected life of mine. Where an item of property, plant and equipment comprises of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment. Assets under construction are recorded at cost and re-allocated to machinery and equipment when it becomes available for use.

Depreciation commences when the asset is in the condition and location necessary for it to operate in the manner intended by management. Depreciation charges on assets that are directly related to mineral properties are allocated to those mineral properties.

The Company conducts an annual review of residual balances, useful lives and depreciation methods utilized for property, plant and equipment. Any changes in estimate that arise from this review are accounted for prospectively.

Accounting Estimates and Judgments:
Depreciation and Amortization Rates for Property, Plant and Equipment

Depreciation and amortization expenses are allocated based on estimated useful life of the asset. Should the expected asset life and associated depreciation rates differ from the initial estimate, the change in estimate would be made prospectively in the consolidated statements of earnings or loss.

Commencement of Commercial Production

Prior to reaching commercial production levels intended by management, costs incurred are capitalized as part of the related mine or mill and proceeds from mineral sales are offset against costs capitalized. Depletion of capitalized costs for mining properties and depreciation and amortization of property, plant and equipment begin when operating levels intended by management have been reached.

Determining when a mine or mill is in the condition necessary for it to be capable of operating in the manner intended by management is a matter of judgment dependent on the specific facts and circumstances. The following factors may indicate that commercial production has commenced:

• substantially all major capital expenditures have been completed to bring the asset to the condition necessary to operate in the manner intended by management;
• the mine or mill has reached a pre-determined percentage of design capacity;
• the ability to sustain a pre-determined level of design capacity for a significant period of time (i.e. the ability to process ore continuously at a steady or increasing level);
• the completion of a reasonable period of testing of the mine plant and equipment;
• the ability to produce a saleable product (i.e., the ability to produce concentrate within required sellable specifications);
• the mine or mill has been transferred to operating personnel from internal development groups or external contractors; and
• mineral recoveries are at or near the expected production levels.

Borrowing Costs

Accounting Policy:
Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that takes a substantial period of time to get ready for its intended use are capitalized as part of the cost of the asset until the asset is substantially ready for its intended use. Other borrowing costs are recognized as an expense in the period incurred. As at December 31, 2017 and 2016, the Company does not have any qualifying assets under construction.

Impairment of Non-Current Assets ( Note 16 )

Accounting Policy:
At each statement of financial position date, the Company reviews the carrying amounts of its non-current assets to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. Where the asset does not generate independent cash inflows, the Company estimates the recoverable amount of the cash generating unit (“CGU”) to which the asset belongs.

If the recoverable amount of the asset or CGU is determined to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount and an impairment loss is recognized as an expense in the consolidated statements of earnings or loss. Recoverable amount is the higher of fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is determined as the amount that would be obtained from the sale of the asset or CGU in an arm’s length transaction between knowledgeable and willing parties. The Company considers the use of a combination of its internal discounted cash flow economic models and in-situ value of reserves, resources and exploration potential of each CGU for estimation of its FVLCD. These cash flows are discounted by an appropriate post-tax discount rate to arrive at a net present value of the asset. VIU is determined as the present value of the estimated cash flows expected to arise from the continued use of the asset or CGU in its present form and its eventual disposal. VIU is determined by applying assumptions specific to the Company’s continued use and does not take into account future development.

Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment been recognized for the asset or CGU in prior periods, adjusted for additional amortization which would have been recorded had the asset or CGU not been impaired. A reversal of an impairment loss is recognized as a gain in the statements of earnings or loss.

Accounting Estimates and Judgments:
Indications of Impairment and Reversal of Impairment

Management considers both external and internal sources of information in assessing whether there are any indications that the Company’s property, plant and equipment and mining interests are impaired or previous impairments should be reversed. External sources of information management considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and affect the recoverable amount of its property, plant and equipment and mining interests. Internal sources of information management consider include the manner in which mining properties and plant and equipment are being used or are expected to be used and indications of economic performance of the assets.

For exploration and evaluation assets, indications include but are not limited to expiration of the right to explore, substantive expenditure in the specific area is neither budgeted nor planned, and if the entity has decided to discontinue exploration activity in the specific area.

Fair Value Estimates

In determining the recoverable amounts of the Company’s property, plant and equipment and mining interests, management makes estimates of the discounted future cash flows expected to be derived from the Company’s mining properties, costs of disposal of the mining properties and the appropriate discount rate. Reductions in metal price forecasts, increases in estimated future costs of production, increases in estimated future capital expenditures, reductions in the amount of recoverable reserves, resources, and exploration potential, and/or adverse current economics can result in an impairment of the carrying amounts of the Company’s non-current assets. Conversely, favourable changes to the aforementioned factors can result in a reversal of previous impairments.

Share-based Payment Transactions ( Note 22(b) )

Accounting Policy:
Employees (including directors and officers) of the Company may receive a portion of their remuneration in the form of stock options which are shareï¿½??based payment transactions (“share-based payments”). Stock options issued to employees are measured by reference to their fair value using the Black-Scholes model at the date on which they were granted. Forfeitures are estimated at grant date and adjusted prospectively based on actual forfeitures. Share-based payments expense, for stock options that are forfeited or cancelled prior to vesting, is reversed. The costs of share-based payments are recognized, together with a corresponding increase in the equity reserve, over the period in which the services and/or performance conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (“the vesting date”). On exercise by the employee, the associated option value in the equity reserve is reclassified to share capital.

In situations where equity instruments are issued to nonï¿½??employees, the share-based payments are measured at the fair value of goods or services received. If some or all of the goods or services received by the Company as consideration cannot be specifically identified, they are measured at the fair value of the shareï¿½??based payment.

Accounting Estimates and Judgments:
Valuation of Share-based Payments

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based payments. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

Taxation ( Note 21 )

Accounting Policy:
Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case they are recognized in other comprehensive income or directly in equity.

Current income tax is based on taxable earnings for the year. The tax rates and tax laws to compute the amount payable are those that are substantively enacted in each tax regime at the date of the statement of financial position.

Deferred income tax is recognized, using the liability method, on temporary differences between the carrying value of assets and liabilities in the statement of financial position, unused tax losses, unused tax credits and the corresponding tax bases used in the computation of taxable earnings, based on tax rates and tax laws that are substantively enacted at the date of the statement of financial position and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, and interests in joint ventures, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences to the extent that the realization of the related tax benefit through future taxable earnings is probable.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset the current tax assets against the current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Accounting Estimates and Judgments:
Recognition of Deferred Income Tax Assets

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified.

Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. Forecasted cash flows from operations are based on life of mine projections internally developed, reviewed by management and are consistent with the forecasts utilized for business planning and impairment testing purposes. Weight is attached to tax planning opportunities that are within the Company’s control, and are feasible and implementable without significant obstacles. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is assessed based on individual facts and circumstances of the relevant tax position evaluated in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. At the end of each reporting period, the Company reassesses recognized and unrecognized income tax assets.

Accounting Estimates and Judgments:
Tax Contingencies

The Company’s operations involve dealing with uncertainties and judgments in the application of tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with tax authorities in various jurisdictions and resolution of disputes arising from tax audits. The Company recognizes potential liabilities and records tax liabilities for anticipated tax audit issues based on its estimate of whether, and the extent to which, additional taxes will be due. The Company adjusts these liabilities in light of changing facts and circumstances; however, due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company’s current estimate of the tax liabilities. If the Company’s estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expense would result. If the estimate of tax liabilities proves to be greater than the ultimate assessment, a tax benefit would result.

Finance Leases ( Note 19 )

Accounting Policy:
Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Assets held under finance leases are initially recognized as assets of the Company at their fair value at the inception of the lease or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor is included in the consolidated statement of financial position as a finance lease obligation. Finance costs are recognized immediately in profit or loss, unless they are directly attributable to qualifying assets, in which case they are capitalized in accordance with the Company’s general policy on borrowing costs.

Financial Assets

Accounting Policy:
All financial assets are initially recorded at fair value and designated upon inception into one of the following four categories: held to maturity, available for sale (“AFS”), loans and receivables, or fair value through profit or loss (“FVTPL”).

Financial assets classified as loans and receivables and held to maturity are measured at amortized cost using the effective interest method less any allowance for impairment. The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period.

Financial assets classified as AFS are measured at fair value with unrealized gains and losses recognized in other comprehensive income (loss) except for losses in value that are considered other than temporary due to a significant or prolonged decline in the fair value of that investment below its cost which are recognized through profit and loss in the statements of earnings or loss.

Financial assets classified as FVTPL are measured at fair value with unrealized gains and losses recognized through profit and loss in the statements of earnings or loss.

Transactions costs associated with FVTPL financial assets are expensed as incurred, while transaction costs associated with all other financial assets are included in the initial carrying amount of the asset.

Financial Liabilities

Accounting Policy:
All financial liabilities are initially recorded at fair value and designated upon inception as FVTPL or other financial liabilities.

Financial liabilities classified as other financial liabilities are initially recognized at fair value less directly attributable transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

Financial liabilities classified as FVTPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as FVTPL. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial instruments and non-financial contracts may contain embedded derivatives, which are required to be accounted for separately at fair value as derivatives when the risks and characteristics of the embedded derivatives are not closely related to those of their host contract and the host contract is not carried at fair value. The Company regularly assesses its financial instruments and non-financial contracts to ensure that any embedded derivatives are accounted for in accordance with its policy. Transaction costs on financial liabilities classified as FVTPL are expensed as incurred. At the end of each reporting period subsequent to initial recognition, financial liabilities at FVTPL are measured at fair value, with changes in fair value recognized directly in profit or loss in the period in which they arise.

Provisions ( Note 20 )

Accounting Policy:
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate of the obligation can be made. The amount recognized as a provision is the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessment of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as finance costs.

Accounting Estimates and Judgments:
Estimated Reclamation and Closure Costs

The Company’s provision for decommissioning liabilities represents management’s best estimate of the present value of the future cash outflows required to settle estimated reclamation and closure costs at the end of mine’s life. The provision reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above factors can result in a change to the provision recognized by the Company.

Changes to reclamation and closure cost obligations are recorded with a corresponding change to the carrying amounts of related mining properties. Adjustments to the carrying amounts of related mining properties can result in a change to future depletion expense.

Cash and Cash Equivalents

Accounting Policy:
Cash in the statement of financial position includes cash on hand and held at banks and cash equivalents include short-term guaranteed investment certificates redeemable within three months or less at the date of purchase.

Earnings or Loss per Share ( Note 10 )

Accounting Policy:
Basic earnings or loss per share for the period is calculated by dividing the earnings or loss attributable to equity holders of the Company by the weighted average number of shares outstanding during the reporting period.

Diluted earnings or loss per share is calculated by adjusting the weighted average number of shares outstanding to assume conversion of all potentially dilutive share equivalents, such as stock options and share purchase warrants, and assumes the receipt of proceeds upon exercise of the options to determine the number of shares assumed to be purchased at the average market price during the period.

Future Changes in Accounting Policies Not Yet Effective as at December 31, 2017
Revenue Recognition
In May 2014, the IASB issuedIFRS 15 - Revenue from Contracts with Customers ("IFRS 15") which supersedes IAS 11 - Construction Contracts, IAS 18 - Revenue, IFRIC 13 - Customer Loyalty Programmes, IFRIC 15 - Agreements for the Construction of Real Estate, IFRIC 18 - Transfers of Assets from Customers, and SIC 31 - Revenue - Barter Transactions Involving Advertising Services. IFRS 15 establishes a single five-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. The standard is currently mandatory for annual periods beginning on or after January 1, 2018. Either a modified retrospective application or full retrospective application is required for IFRS 15. The Company has elected to apply the full retrospective approach upon transition on January 1, 2018.

The core principle of IFRS 15 is that revenue related to the transfer of promised goods or services should be recognized when the control of the goods or services passes to customers. The Company has evaluated the impact of applying IFRS 15, analyzing its doré and concentrate sale agreements. The Company concluded there is no material change in the timing of revenue recognized under the new standard as the point of transfer of risk and reward for goods and services and transfer of control occur at the same time.

In addition, IFRS 15 requires entities to apportion revenue earned from contracts to distinct performance obligations on a relative standalone selling price basis. The Company has evaluated its sales agreements and concluded delivery of individual doré and concentrate shipments are the only performance obligations in the contracts and accordingly there will be no change in the amount or timing of revenue recognition under the new standard. In accordance with the terms of the Company's concentrate agreements, the seller must contract for and pay the shipping and insurance costs necessary to bring the goods to the named destination. Therefore, where material, a portion of the revenue earned under these contracts, representing the obligation to fulfill the shipping and insurance services, will be deferred and recognized over time as the obligations are fulfilled. The impact of this change on the amount of revenue recognized in a year is insignificant.

IFRS 15 contains presentation and disclosure requirements which are more detailed than the current standards, many of which are completely new. Upon the adoption of IFRS 15, the Company will provide disclosures for each of the Company's material revenue streams, which consist of the Company's doré and concentrate sales, to supplement the revenue data that are currently presented in the revenue note disclosure (note 5). New disclosures will be presented relating to the timing of completion of the Company's performance obligations, for example, upon delivery and/or other points in time, and the portion of revenue related to provisional pricing adjustments on concentrate sales will also be separately disclosed.

Financial instruments
In July 2014, the IASB issued the final versionof IFRS 9 - Financial Instruments ("IFRS 9") to replace IAS 39 - Financial Instruments: Recognition and Measurement. IFRS 9 provides a revised model for recognition and measurement of financial instruments and a single, forward-looking “expected loss” impairment model. IFRS 9 also includes a substantially reformed approach to hedge accounting. The standard is effective for annual periods beginning on or after January 1, 2018. Except for hedge accounting, retrospective application is required, but the provision of comparative information is not required. For hedge accounting, the requirements are generally applied prospectively.

The adoption of this standard is expected to have limited impact on the Company's financial statements. The Company intends to designate equity securities as financial assets at fair value through other comprehensive income only and will not be transfered into (loss) earnings upon disposition or impairment resulting in changes in fair value recognized in other comprehensive income. The new expected credit loss impairment model and reformed approach to hedge accounting is not expected to have a significant impact on the Company's consolidated financial statements.
Leases
In January 2016, the IASB published a new accounting standard, IFRS 16 - Leases ("IFRS 16") which supersedes IAS 17 - Leases. IFRS 16 specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring the recognition of assets and liabilities for all leases, unless the lease term is 12 months or less or the underlying asset has a low value. The standard is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted if IFRS 15, has also been applied. Upon the adoption of IFRS 16, the Company expects to record a material balance of lease assets and associated lease liabilities related to leases with a term of 12 months or more previously classified as operating leases on the Consolidated Statements of Financial Position at January 1, 2019. Due to the recognition of additional lease assets and liabilities, a higher amount of depreciation expense and interest expense on lease liabilities will be recorded under IFRS 16 compared to the current standard. Additionally, a corresponding reduction in production costs is expected. Lastly, the Company expects a positive impact on operating cash flows with a corresponding increase in financing cash outflows under IFRS 16. The Company has not quantified these impacts at this time.